SHARE CAPITAL- Classes of Share Capital (Details) ¥ in Thousands, $ in Thousands	2 Months Ended	12 Months Ended
	Feb. 28, 2019 CNY (¥) shares	Dec. 31, 2020 USD ($) shares	Dec. 31, 2020 CNY (¥) shares		Dec. 31, 2019 USD ($) shares	Dec. 31, 2019 CNY (¥) shares
Disclosure Of SHARE CAPITAL [Line Items]
Number of shares authorised		50,000,000			50,000,000
Issued capital	¥ 306	$ 58,000	¥ 397	[1]		¥ 306
Issuance of new shares | ¥			181			67
Warrants exercised into shares | ¥						1,716
Equity compensation | ¥			13			5
Issued capital		91,000	¥ 591	[2]	$ 58,000	¥ 397	[1]
Value of Shares authorised | $		$ 1,200			$ 1,200
Balance	5,678,703	2,435,662	2,435,662		5,678,703	5,678,703
Issuance of new shares (in shares)		1,156,251			1,200,000
Warrants exercised into shares (in shares)	333,420
Equity compensation (in shares)		82,457	82,457		94,862	94,862
Ending Balance (in shares)		3,674,370	3,674,370		2,435,662	2,435,662
Share capital [member]
Disclosure Of SHARE CAPITAL [Line Items]
Warrants exercised into shares | ¥			¥ 0			¥ 19
Warrants exercised into shares (in shares)		0	0		333,420	333,420

[1]	(1) Equivalent to US$58,000
[2]	(2) Equivalent to US$91,000* reflect 3:1 reverse stock split